SHORT-TERM INVESTMENTS - Summary of Amortized Costs, Gross Unrealized Gains and Losses and Estimated Fair Values of Available-For-Sale Marketable Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-sale [Line Items]
Amortized cost	$ 889,904	$ 1,051,358
Gross unrealized gains	1,395	288
Gross unrealized losses	(17,323)	(39,360)
Estimated fair value (Level 2 within the fair value hierarchy)	873,976	1,012,286
Fair Value, Inputs, Level 2 | Corporate debentures
Debt Securities, Available-for-sale [Line Items]
Amortized cost	835,856	986,803
Gross unrealized gains	1,299	180
Gross unrealized losses	(16,582)	(37,408)
Estimated fair value (Level 2 within the fair value hierarchy)	820,573	949,574
Fair Value, Inputs, Level 2 | U.S. Treasuries
Debt Securities, Available-for-sale [Line Items]
Amortized cost	51,207	42,317
Gross unrealized gains	93	96
Gross unrealized losses	(741)	(984)
Estimated fair value (Level 2 within the fair value hierarchy)	50,559	41,428
Fair Value, Inputs, Level 2 | U.S. Government Agencies
Debt Securities, Available-for-sale [Line Items]
Amortized cost	2,841	22,238
Gross unrealized gains	3	12
Gross unrealized losses	0	(968)
Estimated fair value (Level 2 within the fair value hierarchy)	$ 2,844	$ 21,284